Retirement Benefit Obligations - Summary of Scheme Assets (Detail) - Plan assets [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	$ 3,321	$ 3,013	$ 3,335
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,603	1,441
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,018	949
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	444	386
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	$ 256	$ 237